Transfer of financial assets (Tables)	12 Months Ended
Mar. 31, 2013
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Total trade receivables sold	414,147	476,855	355,872
Deferred proceeds	185,647	117,343	8,098
Collections of deferred proceeds	153,550	132,636	20,608